Securities - Summary of Net Securities Gains (Losses) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 78	$ 111	$ 128
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	49	76
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 29	$ 35